UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2025 USD ($)	Sep. 30, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
CURRENT ASSETS
Cash	$ 16,467,362	¥ 2,436,675,605	¥ 2,538,554,638
Accounts receivable, net	3,756,002	555,775,583	518,398,551
Short-term investments	34,297	5,075,000	4,935,000
Inventories, net	140,279	20,757,063	24,468,188
Prepaid expenses	1,364,390	201,888,793	182,278,232
Other current assets	391,207	57,886,907	34,381,843
TOTAL CURRENT ASSETS	22,153,537	3,278,058,951	3,303,016,452
NON-CURRENT ASSETS
Property and equipment, net	671,035	99,293,143	53,805,279
Finance lease right-of-use assets	1,546,219	228,794,098	208,611,550
Operating lease right-of-use assets	3,469,284	513,349,897	337,330,750
Intangible assets, net	189,096	27,980,475	39,250,078
Goodwill	189,228	27,999,994	27,999,994
Deferred tax assets, net	1,279,201	189,283,332	214,671,578
Deferred initial public offering (“IPO”) costs	1,721,728	254,764,117	157,482,065
Long-term deposits	1,015,140	150,210,192	150,407,276
Other non-current assets	66,127	9,784,796	3,090,205
TOTAL NON-CURRENT ASSETS	10,147,058	1,501,460,044	1,192,648,775
TOTAL ASSETS	32,300,595	4,779,518,995	4,495,665,227
CURRENT LIABILITIES
Short-term loans	4,730,689	700,000,000	700,000,000
Current portion of long-term loans	1,143,826	169,252,000	230,785,000
Bond payable, current	270,325	40,000,000	40,000,000
Accounts payable	772,073	114,243,578	168,281,568
Accrued liabilities	8,005,921	1,184,636,104	1,109,740,581
Income tax payable	22,314	3,301,800	75,374,800
Contract liabilities, current	1,806,883	267,364,483	147,628,310
Amount due to a director			1,000,000
Finance lease liabilities, current	564,638	83,549,523	71,681,545
Operating lease liabilities, current	898,313	132,923,377	110,889,134
Other current liabilities	1,060,403	156,907,705	195,952,191
TOTAL CURRENT LIABILITIES	19,275,385	2,852,178,570	2,851,333,129
NON-CURRENT LIABILITIES
Long-term loans, net of current portion	260,648	38,568,000	175,452,000
Bond payable, non-current	255,682	37,833,335	56,807,020
Contract liabilities, non-current	98,043	14,507,411	10,615,635
Finance lease liabilities, non-current	972,367	143,881,183	140,333,247
Operating lease liabilities, non-current	2,463,684	364,551,378	207,353,977
Assets retirement obligations	207,283	30,671,626	12,914,758
TOTAL NON-CURRENT LIABILITIES	4,257,707	630,012,933	603,476,637
TOTAL LIABILITIES	23,533,092	3,482,191,503	3,454,809,766
SHAREHOLDERS’ EQUITY
Ordinary shares	544,029	80,500,000	80,500,000
Common stock, value	5,262,045	778,624,844	748,840,080
Treasury shares	(675,896)	(100,012,265)	(100,012,265)
Retained earnings (Accumulated deficit)	3,637,325	538,214,913	311,527,646
TOTAL SHAREHOLDERS' EQUITY	8,767,503	1,297,327,492	1,040,855,461
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 32,300,595	¥ 4,779,518,995	¥ 4,495,665,227